Statutory Information (Tables)	12 Months Ended
Dec. 31, 2014
Statutory Information
Schedule of statutory net income and capital and surplus
	Years Ended and at December 31,
	2014	2013	2012
Statutory net income	$67,287	$85,356	$95,272
Statutory capital and surplus	$415,720	$436,457	$459,009